Business Combinations (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended
	Jul. 20, 2012 Oz	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Jul. 20, 2012
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Acquisition of subsidiary and loan			$ 335	$ 0
First Uranium (Pty) Limited [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Name of Acquired Entity	First Uranium (Pty) Limited (South Africa)
Pre-existing Customer Gold Sales (Percent)	25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500
Business Acquisition, Date of Acquisition [Abstract]
Business Acquisition, Date of Acquisition Agreement	July 20, 2012
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Acquisition of subsidiary and loan	335
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Property, plant and equipment					616
Other long-term assets					3
Restricted cash					3
Deferred taxation assets					52
Inventories					134
Trade and other receivables					2
Cash and cash equivalents					5
Assets					815
Other non-current liabilities					342
Deferred taxation liabilities					61
Provision for environmental rehabilitation					37
Loans from group companies					204
Accounts payable and other current liabilities					49
Liabilities					693
Total identifiable net assets at fair value					122
Purchase consideration					131
Goodwill recognized on acquisition					9
Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
Payments to Acquire Businesses, Net of Cash Acquired	(330)
Business Acquisition, Pro Forma Information [Abstract]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		21
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		3
Net income - attributable to AngloGold Ashanti			944	1,069
Total revenue			5,079	4,935
Business Acquisition, Cost of Acquired Entity, Transaction Costs					$ 3